Note 41 Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Line Items]
Impairment Financial Assets Measured At Fair Value Through Other Comprehensive Income	€ 35	€ 50
Impairment financial assets measured at cost	1,958	1,391
Gain on recovery of loans and advances previously written off	(174)	(192)
Impairment loss on financial assets	€ 1,993	€ 1,441